Guarantees, commitments and risks - Other information about financial instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Guarantees, commitments and risks
Financial assets at fair value through profit or loss	€ 6,991	€ 6,797
Non-hedging and trading derivatives	(18)	(1,119)
Other investments valued at fair value	1,329	1,395	€ 1,256
Trade receivables and other	13,216	17,753
Financing receivables	4,756	4,238
Securities	63	62
Trade payables and other	20,446	22,273
Financing payables	28,502	30,390
Net assets (liabilities) for hedging derivatives	(83)	(7)
Financial assets at fair value through profit or loss, Income (expense) recognized in profit and loss account	235	388	€ 284
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	559	(73)
Other investments valued at fair value, Income (expense) recognized in profit and loss account	242	227
Other investments valued at fair value, Income (expense) recognized in other comprehensive income	(30)	62
Trade receivables and other, Income (expense) recognized in profit and loss account	(18)	(106)
Financing receivables, Income (expense) recognized in profit and loss account	(49)	233
Securities, Income (expense) recognized in profit and loss account	1	1
Trade payables and other, Income (expense) recognized in profit and loss account		(153)
Financing payables, Income (expense) recognized in profit and loss account	(296)	(1,176)
Net assets (liabilities) for hedging derivatives, Income (expense) recognized in profit and loss account	(262)	(95)
Net assets (liabilities) for hedging derivatives, Income (expense) recognized in other comprehensive income	865	(912)
Other operating income (loss)
Guarantees, commitments and risks
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	641	(352)
Financial income (expense)
Guarantees, commitments and risks
Trade receivables and other, Income (expense) recognized in profit and loss account	(7)	62
Financing receivables, Income (expense) recognized in profit and loss account	222	175
Interest income calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Trade receivables and other, Income (expense) recognized in profit and loss account	26	27
Interest expense calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Financing receivables, Income (expense) recognized in profit and loss account	(861)	(897)
Net (impairment losses) reversal of trade and other receivables
Guarantees, commitments and risks
Trade receivables and other, Income (expense) recognized in profit and loss account	11	168
Net revaluations or impairments
Guarantees, commitments and risks
Financing receivables, Income (expense) recognized in profit and loss account	€ (1)	€ 22